As filed with the Securities and Exchange Commission on November 16, 2011

1933 Act Registration No. 333-173306
1940 Act Registration No. 811-22545

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	x
Pre-Effective Amendment No. 5	x
Post-Effective Amendment

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	x
Amendment No. 5	x

(Check appropriate box or boxes.)

DREXEL HAMILTON MUTUAL FUNDS

(Exact name of Registrant as Specified in Charter)

45 Rockefeller Plaza, Suite 2000

New York, NY 10111

(Address of principal executive offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (855) 298-4236

Andrew Bang

45 Rockefeller Plaza, Suite 2000

New York, NY 10111

(Name and Address of Agent of Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment

  It is proposed that this filing will become effective (check appropriate box):

x	immediately upon filing pursuant to paragraph (b)
on (date), pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a) (1)
on (date), pursuant to paragraph (a) (1)
75 days after filing pursuant to paragraph (a) (2)
on (date), pursuant to paragraph (a) (2)

  If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on this 7th day of December, 2011.

DREXEL HAMILTON MUTUAL FUNDS

/s/ Andrew Bang
Andrew Bang
PRESIDENT

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURE	TITLE	DATE

/s/ ANDREW BANG	President and Treasurer	December 7, 2011

Andrew Bang

/s/ DR. JAMES L. GRANT	Trustee	December 7, 2011

Dr. James. L. Grant

/s/ DR. ALOKE GHOSH	Trustee	December 7, 2011

Dr. Aloke Ghosh

/s/ JAMES A. ABATE	Trustee	December 7, 2011
James A. Abate

EXHIBIT INDEX

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase